GEOGRAPHICAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographical Information
Crude oil and natural gas sales	$ 1,482,575	$ 553,739	$ 945,894
Depletion, depreciation and accretion	271,336	218,118	269,046
Property, plant and equipment	1,267,392	463,801	1,206,783
Deferred income tax asset	380,858	477,014	286,760
Goodwill	0	0	149,357
Long term income tax receivable			10,664
Canada
Geographical Information
Crude oil and natural gas sales	127,320	72,917	133,524
Depletion, depreciation and accretion	24,387	34,892	45,172
Property, plant and equipment	88,322	88,167	199,782
Deferred income tax asset	218,276	165,512	143,094
U.S.
Geographical Information
Crude oil and natural gas sales	1,355,255	480,822	812,370
Depletion, depreciation and accretion	246,949	183,226	223,874
Property, plant and equipment	1,179,070	375,634	1,007,001
Deferred income tax asset	$ 162,582	$ 311,502	143,666
Goodwill			149,357
Long term income tax receivable			$ 10,664